Segment Information - Summary Of Revenue And Loss From Operations By Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 13,120	$ 10,494	$ 40,906	$ 24,879
Revenue	13,120	10,494
Loss from operations by segment	(33,050)	(5,913)	(36,709)	(9,419)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	13,120	10,494
Loss from operations by segment	(6,708)	(1,892)
Satellite Solutions [Member]
Segment Reporting Information [Line Items]
Revenue			40,736	24,860
Satellite Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	12,974	10,494
Loss from operations by segment	(6,048)	(980)	(3,326)	(2,128)
Earth Observation Solutions [Member]
Segment Reporting Information [Line Items]
Revenue			170	19
Earth Observation Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	146	0
Loss from operations by segment	$ (660)	$ (912)	(4,274)	(2,703)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Loss from operations by segment			(7,600)	(4,831)
Corporate Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Loss from operations by segment			$ (7,600)	$ (4,831)